EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Mineral properties under development and construction, at historical rates
At beginning of period	$ 284	$ 252
Changes during the year, Depreciation	106	78
At end of period	710	284
Cost
Mineral properties under development and construction, at historical rates
At beginning of period	620	499
Changes during the year	520	102
Effect of exchange rate changes	25	19
At end of period	1,165	620
Accumulated depreciation
Mineral properties under development and construction, at historical rates
At beginning of period	(336)	(247)
Changes during the year, Depreciation	106	77
Effect of exchange rate changes	13	12
At end of period	(455)	(336)
Machinery and equipment
Mineral properties under development and construction, at historical rates
At beginning of period	119	161
At end of period	138	119
Machinery and equipment | Cost
Mineral properties under development and construction, at historical rates
At beginning of period	324	311
Changes during the year	53	3
Effect of exchange rate changes	(5)	10
At end of period	372	324
Machinery and equipment | Accumulated depreciation
Mineral properties under development and construction, at historical rates
At beginning of period	(205)	(150)
Changes during the year, Depreciation	25	49
Effect of exchange rate changes	4	6
At end of period	(234)	(205)
Equipment and office equipment
Mineral properties under development and construction, at historical rates
At beginning of period	21	20
At end of period	38	21
Equipment and office equipment | Cost
Mineral properties under development and construction, at historical rates
At beginning of period	36	32
Changes during the year	20	4
At end of period	56	36
Equipment and office equipment | Accumulated depreciation
Mineral properties under development and construction, at historical rates
At beginning of period	(15)	(12)
Changes during the year, Depreciation	3	3
At end of period	(18)	(15)
Computer hardware and software
Mineral properties under development and construction, at historical rates
At beginning of period	54	62
At end of period	187	54
Computer hardware and software | Cost
Mineral properties under development and construction, at historical rates
At beginning of period	150	135
Changes during the year	160	8
Effect of exchange rate changes	10	7
At end of period	320	150
Computer hardware and software | Accumulated depreciation
Mineral properties under development and construction, at historical rates
At beginning of period	(96)	(73)
Changes during the year, Depreciation	30	17
Effect of exchange rate changes	7	6
At end of period	(133)	(96)
Other equipment
Mineral properties under development and construction, at historical rates
At end of period	19
Other equipment | Cost
Mineral properties under development and construction, at historical rates
Changes during the year	19
Effect of exchange rate changes	1
At end of period	20
Other equipment | Accumulated depreciation
Mineral properties under development and construction, at historical rates
Changes during the year, Depreciation	1
At end of period	(1)
Vehicles
Mineral properties under development and construction, at historical rates
At beginning of period	19	9
At end of period	48	19
Vehicles | Cost
Mineral properties under development and construction, at historical rates
At beginning of period	21	21
Changes during the year	35
Effect of exchange rate changes	3
At end of period	59	21
Vehicles | Accumulated depreciation
Mineral properties under development and construction, at historical rates
At beginning of period	(2)	(12)
Changes during the year, Depreciation	8	10
Effect of exchange rate changes	1
At end of period	(11)	(2)
Buildings
Mineral properties under development and construction, at historical rates
At beginning of period	71
At end of period		71
Buildings | Accumulated depreciation
Mineral properties under development and construction, at historical rates
At beginning of period	(18)
Changes during the year, Depreciation		18
At end of period		(18)
Right of use assets | Vehicles
Mineral properties under development and construction, at historical rates
At end of period	121
Right of use assets | Vehicles | Cost
Mineral properties under development and construction, at historical rates
Changes during the year	116
Effect of exchange rate changes	8
At end of period	124
Right of use assets | Vehicles | Accumulated depreciation
Mineral properties under development and construction, at historical rates
Changes during the year, Depreciation	3
At end of period	(3)
Right of use assets | Buildings
Mineral properties under development and construction, at historical rates
At beginning of period	71
At end of period	159	71
Right of use assets | Buildings | Cost
Mineral properties under development and construction, at historical rates
At beginning of period	89
Changes during the year	117	87
Effect of exchange rate changes	8	2
At end of period	214	89
Right of use assets | Buildings | Accumulated depreciation
Mineral properties under development and construction, at historical rates
At beginning of period	(18)
Changes during the year, Depreciation	36
Effect of exchange rate changes	1
At end of period	$ (55)	$ (18)